Other Gains, Net	6 Months Ended
Sep. 30, 2025
Other Gains, Net [Abstract]
OTHER GAINS, NET

NOTE 10 — OTHER GAINS, NET

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Foreign currency exchange gain (loss)	$(10,726)	$1,751
Unrealized gain or loss from investment	33,592	-
Others	-	-
Total	$22,866	$1,751